CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash Flows from Operating Activities:
Net income	$ 5,933,688	$ 5,302,691	$ 5,008,681
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	425,696	442,793	493,690
Amortization expense	12,705	13,248	14,017
Bad debt expense	160,944	691,156	691,777
Deferred tax benefits	(24,142)	(103,673)	0
Changes in operating assets and liabilities:
Accounts receivable	2,419,491	(10,200,868)	(10,604,662)
Other receivables	411,554	(381,751)	18,822
Notes receivable	(121,937)	(76,531)	279,014
Inventories	(3,505,158)	(775,275)	2,546,046
Advance to suppliers	(6,153,011)	(805,016)	(2,352,385)
Accounts payable	(417,453)	796,189	(277,621)
Accrued expenses and other current liabilities	791,312	412,894	(325,564)
Accrued payroll and welfare	(49,512)	50,897	63,728
Advance from customers	282,817	1,400,622	(1,197,632)
Income tax payable	979,288	2,031,515	2,861,830
Net cash provided (used in) operating activities	1,146,282	(1,201,109)	(2,780,259)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(155,152)	(123,945)	(289,956)
Purchases of intangible assets	(6,704)	0	0
Net cash used in investing activities	(161,856)	(123,945)	(289,956)
Cash Flows from Financing activities:
Net proceeds from issuance of shares	5,582,099	0	0
Capital contributions from non-controlling interest	0	15,306	0
Net proceeds released from (placed into) restricted cash	2,651,704	(206,633)	446,732
Net proceeds (repayments) from short-term bank borrowings	(499,904)	2,148,310	98,793
Proceeds from notes payable borrowings	0	0	161,955
Repayments on notes payable	(3,816,458)	(2,602,037)	0
Proceeds from related parties	6,051,523	1,485,555	2,034,454
Net cash provided by financing activities	9,968,964	840,501	2,741,934
Effect of exchange rate changes on cash	201,436	(18,589)	(22,383)
Net increase in cash and cash equivalents	11,154,826	(503,142)	(350,664)
Cash and cash equivalents at the beginning of year	123,649	626,791	977,455
Cash and cash equivalents at the end of year	11,278,475	123,649	626,791
Supplemental disclosures of cash flows information:
Cash paid for income taxes	54,215	108,825	49,543
Cash paid for interest expenses	$ 1,233,066	$ 939,914	$ 1,272,903